Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.73%
Communication services: 5.86%
Interactive media & services: 5.86%
Alphabet, Inc. Class C	34,246	$13,079,917
Consumer discretionary: 8.80%
Automobiles: 1.18%
General Motors Co.	34,292	2,636,712
Broadline retail: 5.24%
Amazon.com, Inc.†	44,125	11,695,773
Specialty retail: 2.38%
Home Depot, Inc.	16,164	5,314,723
Consumer staples: 6.07%
Consumer staples distribution & retail: 1.29%
Walmart, Inc.	21,828	2,879,768
Food products: 2.13%
Mondelez International, Inc. Class A	77,335	4,751,462
Personal care products: 2.65%
Unilever PLC ADR	100,528	5,929,142
Energy: 6.97%
Energy equipment & services: 1.93%
Baker Hughes Co. Class A	61,692	4,298,082
Oil, gas & consumable fuels: 5.04%
ConocoPhillips	41,443	5,212,700
Exxon Mobil Corp.	39,114	6,036,464
		11,249,164
Financials: 18.08%
Banks: 4.59%
Bank of America Corp.	109,887	5,874,559
Citigroup, Inc.	34,107	4,365,014
		10,239,573
Capital markets: 1.85%
Intercontinental Exchange, Inc.	26,143	4,132,947
Consumer finance: 3.19%
Capital One Financial Corp.	37,216	7,119,420
Financial services: 7.17%
Berkshire Hathaway, Inc. Class B†	15,672	7,422,259
Rocket Cos., Inc. Class A†	221,816	3,242,950
Visa, Inc. Class A	16,170	5,333,513
		15,998,722
See accompanying notes to portfolio of investments
Allspring Special Large Value ETF | 1

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Insurance: 1.28%
Chubb Ltd.	8,745	$2,859,615
Health care: 11.55%
Biotechnology: 1.36%
Vertex Pharmaceuticals, Inc.†	7,081	3,026,278
Health care equipment & supplies: 1.57%
Medtronic PLC	43,423	3,515,960
Health care providers & services: 3.45%
Cigna Group	5,258	1,527,870
Labcorp Holdings, Inc.	24,022	6,168,849
		7,696,719
Life sciences tools & services: 2.45%
Danaher Corp.	30,573	5,471,038
Pharmaceuticals: 2.72%
Johnson & Johnson	26,411	6,070,569
Industrials: 16.35%
Aerospace & defense: 1.03%
RTX Corp.	13,082	2,303,348
Building products: 1.38%
Owens Corning	25,033	3,087,570
Electrical equipment: 3.09%
Eaton Corp. PLC	15,921	6,893,952
Ground transportation: 6.01%
Canadian Pacific Kansas City Ltd.	97,757	8,500,949
Union Pacific Corp.	18,257	4,919,896
		13,420,845
Industrial conglomerates: 2.82%
Honeywell International, Inc.	29,371	6,295,086
Trading companies & distributors: 2.02%
AerCap Holdings NV	31,680	4,505,213
Information technology: 11.91%
Semiconductors & semiconductor equipment: 8.07%
Applied Materials, Inc.	5,128	2,022,945
Broadcom, Inc.	5,387	2,248,695
NXP Semiconductors NV	13,369	3,925,005
Qnity Electronics, Inc.	65,172	9,167,094
Teradyne, Inc.	1,924	660,836
		18,024,575
See accompanying notes to portfolio of investments
2 | Allspring Special Large Value ETF

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Software: 3.84%
Cadence Design Systems, Inc.†	18,348	$6,047,317
Microsoft Corp.	6,161	2,512,333
		8,559,650
Materials: 5.49%
Chemicals: 1.17%
Sherwin-Williams Co.	8,095	2,603,433
Construction materials: 4.32%
Amrize Ltd.†	114,678	6,167,383
Vulcan Materials Co.	11,561	3,488,416
		9,655,799
Real estate: 3.29%
Industrial REITs: 2.49%
Prologis, Inc.	39,170	5,562,923
Real estate management & development: 0.80%
CBRE Group, Inc. Class A†	12,474	1,780,414
Utilities: 4.36%
Electric utilities: 4.36%
NextEra Energy, Inc.	99,459	9,735,047
Total common stocks (Cost $192,082,667)		220,393,439

		Yield
Short-term investments: 1.34%
Investment companies: 1.34%
Allspring Government Money Market Fund Select Class♠∞		3.60%	2,984,293	2,984,293
Total short-term investments (Cost $2,984,293)				2,984,293
Total investments in securities (Cost $195,066,960)	100.07%			223,377,732
Other assets and liabilities, net	(0.07)			(147,906)
Total net assets	100.00%			$223,229,826

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Special Large Value ETF | 3

Portfolio of investments—April 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,873,742	$42,807,109	$(43,696,558)	$0	$0	$2,984,293	2,984,293	$113,040
See accompanying notes to portfolio of investments
4 | Allspring Special Large Value ETF

Notes to portfolio of investments—April 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Large Value ETF | 5

Notes to portfolio of investments—April 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$13,079,917	$0	$0	$13,079,917
Consumer discretionary	19,647,208	0	0	19,647,208
Consumer staples	13,560,372	0	0	13,560,372
Energy	15,547,246	0	0	15,547,246
Financials	40,350,277	0	0	40,350,277
Health care	25,780,564	0	0	25,780,564
Industrials	36,506,014	0	0	36,506,014
Information technology	26,584,225	0	0	26,584,225
Materials	12,259,232	0	0	12,259,232
Real estate	7,343,337	0	0	7,343,337
Utilities	9,735,047	0	0	9,735,047
Short-term investments
Investment companies	2,984,293	0	0	2,984,293
Total assets	$223,377,732	$0	$0	$223,377,732
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Large Value ETF